Condensed financial information of Plastec Technologies, Ltd. - Statements of Operations and Comprehensive Income (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Revenues	$ 0	$ 0	$ 0
Other income	0	9,954	0
Income/(loss) before income tax expense	(11,786)	8,482	(4,401)
Income tax expense	(729)	(2,435)	(524)
Total comprehensive income/(loss)	40,849	177,974	139,895
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0
Other income	6,192	16,573	5,689
Gain on disposal of a subsidiary	0	165,506	141,341
Administrative expenses	(14,507)	(3,564)	(5,937)
Income/(loss) before income tax expense	(8,315)	178,515	141,093
Income tax expense	(591)	(4,155)	0
Total comprehensive income/(loss)	$ (8,906)	$ 174,360	$ 141,093